Fair Value of Financial Instruments and Derivative Instruments Derivative Instruments (Details) - tonne	1 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2019
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Bunker fuel, annual tonnes	12,000
Bunker fuel, monthly tonnes	1,000
Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Bunker fuel, sulphur content		0.50%
Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Bunker fuel, sulphur content		3.50%